INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2015
INCOME TAXES
Schedule of current and deferred portions of income tax expenses included in the consolidated statements of operations, which were all attributable to the Group's PRC subsidiaries and VIE entities
	Years ended March 31,
	2013	2014	2015

Current tax expenses	$7,311	$12,048	$16,342
Deferred tax benefits	(1,177)	(1,947)	(3,062)

Income tax expenses	$6,134	$10,101	$13,280

Schedule of principal components of the deferred income tax assets and liabilities

	As of March 31,
	2014	2015

Current deferred tax assets:
Accrued expenses	$2,185	$2,151
Deferred revenue	125	—
Accrued payroll	1,056	2,076
Bad debt provision	995	1,860
Less: Valuation allowance	(370)	(138)

Current deferred tax assets	$3,991	$5,949

Non-current deferred tax assets:
Depreciation and amortization	$212	$257
Impairment of long-lived assets	88	76
Net operating tax loss carry-forwards	3,748	4,369
Less: Valuation allowance	(2,041)	(2,490)

Non-current deferred tax assets	$2,007	$2,212

	As of March 31,
	2014	2015

Non-current deferred tax liabilities:
Intangible assets	3,478	7,506

Non-current deferred tax liabilities	$3,478	$7,506

Schedule of reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes

	For the year ended March 31,
	2013	2014	2015
Net income before provision for income taxes and (loss)//gain from equity method investment	$18,583	$32,183	$40,155
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	4,646	8,046	10,039
Change in valuation allowance	126	704	217
Expenses not deductible for tax purposes	631	440	593
Effect of income tax rate difference for entities under individual income tax rate of 35%	129	390	401
Loss utilized for entities under individual income tax rate of 35%	(153)	(99)	(315)
Effect of income tax rate differences in other jurisdictions	755	620	2,429
Tax holidays and preferential tax rates	—	—	(84)

Income tax expenses	$6,134	$10,101	$13,280